FAIR VALUE OF ASSETS AND LIABILITIES - Fair value of liabilities that are not measured at fair value (Details) - Not measured at fair value - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	$ 288,822,001	$ 280,928,761
Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	258,372,722	249,340,519
Interbank deposits
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	511,000	606,141
Repurchase agreements and other similar secured borrowing
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	594,983	470,295
Borrowings from other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	12,938,759	15,648,606
Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	16,005,787	14,468,650
Preferred shares
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	398,750	394,550
Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	9,955,532	8,021,700
Level 1 | Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	9,955,532	8,021,700
Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	65,882,886	64,261,677
Level 2 | Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	61,889,394	60,236,355
Level 2 | Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	3,993,492	4,025,322
Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	212,983,583	208,645,384
Level 3 | Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	196,483,328	189,104,164
Level 3 | Interbank deposits
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	511,000	606,141
Level 3 | Repurchase agreements and other similar secured borrowing
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	594,983	470,295
Level 3 | Borrowings from other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	12,938,759	15,648,606
Level 3 | Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	2,056,763	2,421,628
Level 3 | Preferred shares
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	$ 398,750	$ 394,550